Finance income and finance expense (Details) - Schedule of finance income and finance expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance income and finance expense [Abstract]
Interest income	SFr 258	SFr 17,882
Net foreign currency exchange gain	3,207,649	1,343,153	SFr 1,103,067
Revaluation gain from derivative financial instruments		663,725	1,350,071
Total finance income	3,207,907	2,024,760	2,453,138
Interest expense (incl. Bank charges)	135,151	28,628	1,070,177
Net foreign currency exchange loss	3,541,202	1,562,725	1,242,938
Revaluation loss from derivative financial instruments	2,250,222
Transaction costs	219,615
Total finance expense	6,146,190	1,591,353	2,313,115
Finance (expense)/income, net	SFr (2,938,283)	SFr 433,407	SFr 140,023